SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Material advertising expenses	$ 0	$ 0
Research and development cost	$ 0	$ 625,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	31,558,113		28,618,113